Document and Entity Information Document - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Feb. 15, 2017	May 08, 2015
Document Information [Line Items]
Entity Registrant Name	MPM Holdings Inc.
Entity Central Index Key	0001624826
Current Fiscal Year End Date	--12-31	--12-31
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding			48,058,114
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float				$ 0
MPM Holdings Inc [Member] [Domain]
Document Information [Line Items]
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016